Income Taxes - Income tax expense comprises (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Income Taxes
Current Tax	¥ 271,069	$ 38,762	¥ 177,872	¥ 248,353
Deferred Tax	26,742	3,824	90,719	14,007
Total	¥ 297,811	$ 42,586	¥ 268,591	¥ 262,360